Other income	6 Months Ended
Jun. 30, 2025
Other Income [Abstract]
Other income
22.	Other income

	Six months ended June 30, 2025	Six months ended June 30, 2024
	USD	USD
Receipt of government grants	143,311	163,295
Interest income	15,816	11,754
Compensation received*	175,773	-
Others	27,385	31,739
Total other income	362,285	206,788

*	Compensation received as a result of mediation sum received from a group of customers due to contract defaulted in prior years.